Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair value measurements
Summary of Financial Instruments Measured at Fair Value on Recurring Basis

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Available-for-sale debt investments (i)	—	—	428,512	428,512

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Available-for-sale debt investments (i)	—	—	283,054	283,054
(i)	Available-for-sale debt investments are investments made by the Group without readily determinable fair values as set out in Note 10, which were categorized as Level 3 in the fair value hierarchy. These investments were valued based on a model utilizing unobservable inputs requiring significant management judgment and estimation. The Company uses a combination of valuation methodologies, including income approaches based on the Company’s best estimate, which is determined by using information including but not limited to future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.

Summary of roll forward of Level 3 investments

Total
Fair value of Level 3 investments as at December 31, 2022	384,076
New additions	80,247
Recognised in net loss	(14,987)
Recognised in other comprehensive income (loss)	(20,824)
Fair value of Level 3 investments as at December 31, 2023	428,512
New additions	—
Recognised in net loss	(66,339)
Recognised in other comprehensive income (loss)	(79,119)
Fair value of Level 3 investments as at December 31, 2024	283,054